Combined and Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Current Assets:
Cash		$ 5,648,749	$ 3,751,921
Accounts receivable, net		287,193	261,821
Prepayments and other current assets		788,351	555,070
Short-term investment		10,300,869
Total Current Assets		18,375,425	5,109,072
Vessels, net		49,722,428	53,223,618
Property and equipment, net		6,506	4,686
Deferred dry dock cost, net		682,637	959,924
Right-of-use asset-operating lease, net		1,560,385	4,587,352
Deferred IPO cost			287,835
Prepayments and other non-current assets		475,000	975,000
Total Non-Current Assets		52,446,956	60,038,415
Total Assets		70,822,381	65,147,487
Current Liabilities:
Current maturity of long-term loan		1,656,288	1,656,288
Accounts payable		1,025,427	1,035,506
Accrued expenses and other current liabilities		1,113,103	314,919
Operating lease liabilities – current		1,437,353	3,026,234
Financing lease liabilities – current		3,338,390	3,256,190
Long-term payable, current		507,479	1,050,000
Total Current Liabilities		34,064,396	35,404,025
Long-term loan		1,252,657	2,848,986
Long-term payable			440,129
Operating lease liabilities – non-current			1,572,994
Financing lease liabilities – non-current		10,677,310	13,948,550
Total Non-Current Liabilities		11,929,967	18,810,659
Total Liabilities		45,994,363	54,214,684
COMMITMENTS AND CONTINGENCIES (Note 13)
Shareholders’ Equity:
Ordinary shares, $0.0001 par value, 500 million shares authorized, 26,675,001 and 25,000,001 share issued and outstanding as of June 30, 2025 and 2024, respectively*	[1]	2,668	2,500
Subscription receivable			(1,350,000)
Additional paid-in capital		12,457,680	3,016,900
Retained earnings		12,367,670	9,263,403
Total Shareholders’ Equity		24,828,018	10,932,803
Non-controlling interest
Total Equity		24,828,018	10,932,803
Total Liabilities and Equity		70,822,381	65,147,487
Related Party
Current Assets:
Accounts receivable-related parties		1,018,315	136,942
Due from related parties		331,948	403,318
Current Liabilities:
Advance from customers-related party		433,125	213,209
Due to related parties		$ 24,553,231	$ 24,851,679

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.